Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2022
Federal Home Loan Banks [Abstract]
Cash Dividends Declared Per Ordinary Share
The Company’s quarterly dividends payments are as follows:

	2020		2021		2022
	Dividends Per Share (US$)	Amount (in US$ thousand)	Dividends Per Share (US$)	Amount (in US$ thousand)	Dividends Per Share (US$)	Amount (in US$ thousand)
First quarter	$0.0875	$12,301	$0.0875	$12,222	$0.1250	$17,216
Second quarter	0.0875	12,301	0.0875	12,224	0.1250	16,523
Third quarter	0.0875	12,303	0.0875	12,227	0.1250	16,526
Fourth quarter	0.0875	12,089	0.1250	17,469	—	—

		$48,994		$54,142		$50,265